================================================================================

                                   SEMIANNUAL
                                     REPORT
                                 April 30, 1999

                                 WARBURG PINCUS
                                JAPAN GROWTH FUND

                                      | |

                                 WARBURG PINCUS
                            JAPAN SMALL COMPANY FUND

More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.


                                     [logo]

================================================================================

From time to time, the funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the funds' management are as of the date of the letters, and portfolio holdings described in this document are as of April 30, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Warburg Pincus Japan Growth Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Japan Growth Fund had a gain of 56.81%, vs. a gain of 26.64% for the U.S.-dollar-denominated Tokyo Stock Exchange Index ("TOPIX").* The fund's one-year return through April 30, 1999 was 32.58%. Its since-inception (on December 29, 1995) average annual return through April 30, 1999 was 10.18%.

     The six months saw a strong, broad-based rally in Japan's equity market. Supporting stocks were a rash of corporate-restructuring announcements and signs of improvement in Japan's long-stagnant economy. Investors were also heartened by several promising policy initiatives from the Japanese government, including announced measures to stabilize the country's ailing banking sector, whose health is deemed vital for a sustainable economic recovery.

     Against this backdrop, the fund generated a robust gain for the period, aided by the market's broad strength and good stock selection. Particularly strong performers for the fund were its technology holdings, a number of which saw their share prices surge during the period. Other noteworthy contributors to the fund's performance were its financial-services and telecommunications stocks.

     There were few significant changes in the fund during the period in terms of sector emphasis. The fund's largest area of concentration remained technology, broadly defined, where we continued to find a large number of attractive investment opportunities. The fund maintained smaller but still-meaningful weightings in the telecommunications, financial-services, manufacturing and consumer-related sectors as well.

     Our outlook on the prospects for Japan's equity market remains positive. Corporate-restructuring announcements, which have been the main driver of the market's recent gains, continue apace, which should continue to have a favorable impact on investor sentiment. Simultaneously, the Japanese economy appears to have finally turned the corner and is beginning to show signs of life, and the Japanese government has demonstrated its commitment to ensuring that that recovery does not falter. We believe that the combination of ongoing progress on the company-specific level, positive investor sentiment and an improved economic backdrop augurs very well for the Japanese stock market. Accordingly, we remain optimistic, and will

Warburg Pincus Japan Growth Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

continue to strive to identify those companies with the best prospects for long-term share-price appreciation.


P. Nicholas Edwards
Portfolio Manager

     International investing entails special risk considerations, including currency fluctuations, economic and political risks, lower liquidity, and differences in accounting methods. There are also risks associated with investing in Japan, including the risk of investing in a single-country fund.


















----------
* The TOPIX is an unmanaged capitalization-weighted index (with no defined investment objective) designed to reflect the general movement of the Japanese stock market. The index consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies.

Warburg Pincus Japan Small Company Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                 June 15, 1999


Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Japan Small Company Fund had a gain of 80.61%, vs. a gain of 34.26% for the Morgan Stanley Capital International Japan Small Company Index* and gains of 96.03% and 91.38% for the yen- and dollar-denominated JASDAQ** indexes, respectively. The fund's one-year return through April 30, 1999 was 63.05%. Its since-inception (on September 30,
1994) average annual return through April 30, 1999 was 1.78%.

     The period saw a surge in Japan's small-company stocks. Fueling the advance were signs of improvement in Japan's economy (many of Japan's publicly traded small companies are domestically oriented concerns); favorable reaction to policy initiatives from the Japanese government, in particular its efforts to stabilize the banking sector; and recognition of the considerable value to be found in the small-capitalization portion of the market. The group was also helped, to a lesser extent, by the general economic strengthening of the Asian-Pacific region and by a further easing of the extreme risk aversion that had gripped investors globally following Russia's debt default and currency devaluation last summer.

     Set against this backdrop, the fund generated a robust gain for the period, benefiting from the small-cap market's broad strength and from good stock selection. The performance far exceeded that of the Morgan Stanley Japan Small Company Index, which we consider the fund's most representative benchmark. It fell short of the gain in the JASDAQ, however. This was largely attributable to the outsized gains displayed by a number of initial public offerings during the period, several of which were listed on the JASDAQ but were not held by the portfolio.

     There were few significant changes to the fund during the six months in terms of sector emphasis. The fund's largest area of concentration remained the technology sector (broadly defined), where we continued to find an abundance of attractive investment opportunities. We also maintained smaller but still-meaningful weightings in the manufacturing, telecommunications and financial-services areas, and selective exposure to the consumer-related sector.

     Looking ahead, we remain positive on the prospects for Japan's small-company stocks, since many of the forces that have powered their recent rally remain

Warburg Pincus Japan Small Company Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

                                                                 June 15, 1999

firmly in place. Sentiment toward Japanese equities broadly, and small-company stocks in particular, remains favorable, reflected in the stocks' continued strength since the close of the reporting period. The economic backdrop, while still far from robust, has begun to show tangible signs of improvement, with very positive implications for smaller companies' earnings prospects. And there remains a considerable amount of value among these companies, the group's recent rally notwithstanding, which should continue to draw investors' attention.

     Given this confluence of factors, we remain optimistic, and will continue to devote our efforts to identifying those companies with the best prospects for long-term share-price appreciation.


P. Nicholas Edwards
Portfolio Manager

     International investing entails special risk considerations, including currency fluctuations, economic and political risks, lower liquidity, and differences in accounting methods. There are also risks associated with investing in Japan, including the risk of investing in a single-country fund.



----------
* The Morgan Stanley Capital International Japan Small Company Index is composed of small-cap Japanese stocks.
** The JASDAQ Over-the-Counter Composite Index is an unmanaged index (with no defined investment objective) of stocks traded over the counter in Japan.

Warburg Pincus Japan Growth Fund
Statement of Net Assets -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                     Number of
                                                       Shares           Value
                                                     ----------       ----------

COMMON STOCKS (103.2%)
Automobiles (3.3%)
 Jac Co., Ltd.                                           25,000     $  3,434,948
                                                                    ------------
Banking (4.7%)
 Sanwa Bank, Ltd.                                       195,000        2,189,151
 Sumitomo Bank, Ltd.                                    204,000        2,761,899
                                                                    ------------
                                                                       4,951,050
                                                                    ------------
Communications & Media (3.5%)
 Avex, Inc.                                              40,000        3,686,286
                                                                    ------------
Computers (7.0%)
 Fujitsu Support & Service, Inc.                         35,000        4,281,118
 Nidec Corp.                                             23,900        3,103,601
                                                                    ------------
                                                                       7,384,719
                                                                    ------------
Consumer Durables (3.1%)
 Sony Corp.                                              35,000        3,269,484
                                                                    ------------
Electric Components (11.9%)
 Funai Electric Co., Ltd.+                               30,000        4,033,969
 Nemic-Lambda K.K                                        82,900        5,459,004
 Tokyo Electronics, Ltd.                                 52,000        2,962,433
                                                                    ------------
                                                                      12,455,406
                                                                    ------------
Electronics (12.3%)
 Fujitsu, Ltd.                                          170 000        2,912,585
 Megachips Corp.                                         57,000        3,380,994
 Nintendo Co., Ltd.                                      30,000        2,797,388
 Tokyo Seimitsu Co., Ltd.                                68,000        3,765,708
                                                                    ------------
                                                                      12,856,675
                                                                    ------------
Financial Services (10.7%)
 Industrial Bank of Japan, Ltd.                         240,000        2,000,648
 Orix Corp.                                              45,000        3,623,032
 Shohkoh Fund & Co., Ltd.                                 9,480        5,559,589
                                                                    ------------
                                                                      11,183,269
                                                                    ------------
Industrial Mfg. & Processing (3.4%)
 Sony Precision
 Technology, Inc.                                        75,000        1,281,822
 Sumitomo Rubber
 Industries, Ltd.                                       350,000        2,301,834
                                                                    ------------
                                                                       3,583,656
                                                                    ------------


                                                     Number of
                                                       Shares           Value
                                                     ----------       ----------
COMMON STOCKS (cont'd)
Leisure & Entertainment (5.7%)
 Heiwa Corp.                                            160,000     $  2,882,005
 Sankyo Co., Ltd., Gunma                                 90,300        3,132,019
                                                                    ------------
                                                                       6,014,024
                                                                    ------------
Manufacturing (6.5%)
 Noritsu Koki Co., Ltd.                                  50,100        1,653,752
 Takasago Electric
 Industry Co., Ltd.                                      75,000        5,146,139
                                                                    ------------
                                                                       6,799,891
                                                                    ------------
Medical Equipment (2.6%)
 Hoya Corp.                                              52,000        2,722,825
                                                                    ------------
Publishing (2.9%)
 Kadokawa Shoten
 Publishing Co., Ltd.                                    20,000        3,049,564
                                                                    ------------
Retail (8.0%)
 Ryohin Keikaku Co., Ltd.                                 9,900        1,803,976
 Shimamura Co., Ltd.                                     20,000        1,239,933
 Softbank Corp.                                          40,000        5,325,007
                                                                    ------------
                                                                       8,368,916
                                                                    ------------
Software (6.0%)
 Alpha Systems, Inc.+                                    40,000        3,518,727
 Konami Co., Ltd.                                        80,000        2,814,982
                                                                    ------------
                                                                       6,333,709
                                                                    ------------
Telecommunications (11.6%)
 Hikari Tsushin, Inc.                                    18,000        3,770,065
 Japan Telecom Co., Ltd.                                    160        2,265,390
 Matsushita Communication
 Industrial Co., Ltd.                                    45,000        3,230,946
 NTT Mobile Communications
 Network, Inc.                                               49        2,873,627
                                                                    ------------
                                                                      12,140,028
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $75,262,003)                                                   108,234,450
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Growth Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Par
                                                         000           Value
                                                        ------     -------------

SHORT-TERM INVESTMENT (2.0%)
 Repurchase agreement with
 State Street Bank & Trust Co.
 dated 04/30/99 at 4.82%
 to be repurchased at $2,090,839
 on 05/03/99. (Collateralized
 by a pro rata amount of U.S.
 Treasury Notes ranging
 in par values from $26,210,000
 to $50,000,000, 6.00%-8.50%,
 07/31/02-02/15/20. Pro rata
 market value of collateral is
 $2,131,960) (Cost $2,090,000)                          $2,090     $  2,090,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE
(105.2%) (Cost $77,352,003*)                                        110,324,450

LIABILITIES IN EXCESS OF
OTHER ASSETS (5.2%)                                                  (5,489,840)
                                                                   ------------
NET ASSETS (100.0%) (applicable to
7,763,860 Common Class shares and
17,946 Advisor Class shares)                                       $104,834,610
                                                                   ============
NET ASSET VALUE, offering and
redemption price per Common
Class share
($104,593,094 / 7,763,860)                                         $      13.47
                                                                   ============

NET ASSET VALUE, offering and
redemption price per Advisor
Class share
($241,516 / 17,946)                                                $      13.46
                                                                   ============

---------------------------------------------------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $77,368,726.


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Small Company Fund
Statement of Net Assets -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                     Number of
                                                       Shares           Value
                                                     ----------       ----------


COMMON STOCKS (100.4%)
Automobiles (3.0%)
 Jac Co., Ltd.                                           46,000      $ 6,320,304
                                                                     -----------

Communications & Media (4.0%)
 Avex, Inc.                                              90,000        8,294,143
                                                                     -----------
Computers (13.6%)
 Drake Beam Morin-Japan, Inc.                            29,000        1,895,086
 Fujitsu Support & Service, Inc.                         40,000        4,892,706
 I.O. Data Device, Inc.                                 112,900        3,688,883
 Nidec Corp.                                             55,000        7,142,179
 Softbank Corp.                                          80,000       10,650,014
                                                                     -----------
                                                                      28,268,868
                                                                     -----------
Consumer Durables (2.7%)
 Sony Corp.                                              61,000        5,698,244
                                                                     -----------
Distribution (1.2%)
 Impact 21 Co., Ltd.                                    150,000        2,412,842
                                                                     -----------
Electrical Components (9.0%)
 Funai Electric Co., Ltd.+                               55,000        7,395,611
 Nemic-Lambda K.K                                       171,900       11,319,695
                                                                     -----------
                                                                      18,715,306
                                                                     -----------
Electronics (13.3%)
 Geomatec Co., Ltd.                                     200,000        3,837,088
 Megachips Corp.                                         70,000        4,152,098
 Nintendo Co., Ltd.                                      62,000        5,781,269
 Tokyo Seimitsu Co., Ltd.                               200,000       11,075,613
 Towa Corp.                                             110,000        2,949,029
                                                                     -----------
                                                                      27,795,097
                                                                     -----------
Entertainment (3.0%)
 Aruze Corp.                                            120,000        6,333,709
                                                                     -----------
Financial Services (7.3%)
 Orix Corp.                                              45,000        3,623,032
 Shohkoh Fund & Co., Ltd.                                19,910       11,676,310
                                                                     -----------
                                                                      15,299,342
                                                                     -----------
Industrial Mfg. & Processing (2.6%)
 Sony Precision
 Technology, Inc.                                        70,000        1,196,367
 Sumitomo Rubber
 Industries, Ltd.                                       652,000        4,287,988
                                                                     -----------
                                                                       5,484,355
                                                                     -----------

                                                     Number of
                                                       Shares           Value
                                                     ----------       ----------

COMMON STOCKS (cont'd)
Leisure & Entertainment (6.1%)
 Heiwa Corp.                                            360,000      $ 6,484,512
 Sankyo Co., Ltd., Gunma                                180,000        6,243,227
                                                                     -----------
                                                                      12,727,739
                                                                     -----------
Manufacturing (10.0%)
 Disco Corp.                                            100,000        5,060,265
 Fujimi, Inc.                                            60,000        3,116,587
 Noritsu Koki Co., Ltd.                                 106,600        3,518,761
 Takasago Electric
 Industry Co., Ltd.                                     130,000        8,919,974
                                                                     -----------
                                                                      20,615,587
                                                                     -----------
Medical Equipment (2.8%)
 Hoya Corp.                                             110,000        5,759,821
                                                                     -----------
Publishing (2.9%)
 Kadokawa Shoten
 Publishing Co., Ltd.                                    40,000        6,099,127
                                                                     -----------
Retail (2.9%)
 Shimamura Co., Ltd.                                     49,200        3,050,234
 Uoriki Co., Ltd.                                        98,000        3,087,097
                                                                     -----------
                                                                       6,137,331
                                                                     -----------
Scientific Instruments (1.1%)
 GL Sciences, Inc.                                      100,000        2,178,260
                                                                     -----------
Software (6.4%)
 Alpha Systems, Inc.+                                    80,000        7,037,455
 Konami Co., Ltd.                                       180,000        6,333,709
                                                                     -----------
                                                                      13,371,164
                                                                     -----------
Telecommunications (8.5%)
 Bellsystem 24, Inc.                                     10,950        4,320,871
 Hikari Tsushin, Inc.                                    45,850        9,603,193
 Japan Telecom Co., Ltd.                                    135        1,911,423
 Matsushita Communication
 Industrial Co., Ltd.                                    27,000        1,938,567
                                                                     -----------
                                                                      17,774,054
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost $153,972,285)                                                 209,285,293
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Small Company Fund
Statement of Net Assets -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENT (8.0%)
 Repurchase agreement with
 State Street Bank & Trust Co.
 dated 04/30/99 at 4.82% to be
 repurchased at $16,618,672
 on 05/03/99. (Collateralized
 by a pro rata amount of U.S.
 Treasury Notes ranging in par
 values from $26,210,000 to
 $50,000,000, 6.00%-8.50%,
 07/31/02-02/15/20. Pro rata
 market value of collateral is
 $16,945,509)
 (Cost $16,612,000)                                    $16,612     $ 16,612,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE
(108.4%) (Cost $170,584,285*)                                       225,897,293

LIABILITIES IN EXCESS OF
OTHER ASSETS (8.4%)                                                 (17,561,952)
                                                                 --------------
NET ASSETS (100.0%) (applicable
to 20,699,936 Common Class shares
and 4,717 Advisor Class shares)                                    $208,335,341
                                                                   ============
NET ASSET VALUE, offering and
redemption price per Common
Class share
($208,287,670 / 20,699,936)                                        $      10.06
                                                                   ============
NET ASSET VALUE, offering and
redemption price per Advisor
Class share ($47,671 / 4,717)                                      $      10.11
                                                                   ============


---------------------------------------------------------------
+ Non-income producing security.
* Also cost for federal income tax purposes.


               See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Funds
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Japan Growth    Japan Small
                                                                             Fund        Company Fund
                                                                         ------------    ------------
Investment Income:
     Dividends                                                           $    157,179    $    403,706
     Interest                                                                  66,711         134,819
     Foreign taxes withheld                                                   (23,577)        (60,556)
                                                                         ------------    ------------
       Total investment income                                                200,313         477,969
                                                                         ------------    ------------

Expenses:
     Investment advisory                                                      406,211         596,902
     Administrative services                                                   75,521         107,883
     Audit                                                                      5,696           6,494
     Custodian/Sub-custodian                                                   11,407          10,663
     Directors                                                                  6,038           6,214
     Interest                                                                  54,007          64,172
     Legal                                                                      6,063          39,241
     Offering/Organizational costs                                              4,690          19,613
     Registration                                                              25,555          30,005
     Shareholder servicing/distribution                                        81,302         119,385
     Transfer agent                                                            29,328          46,030
     Miscellaneous                                                              4,506          18,850
                                                                         ------------    ------------
                                                                              710,324       1,065,452
     Less: fees waived, expenses reimbursed and transfer agent offsets       (141,568)       (229,785)
                                                                         ------------    ------------
       Total expenses                                                         568,756         835,667
                                                                         ------------    ------------
        Net investment loss                                                  (368,443)       (357,698)
                                                                         ------------    ------------

Net Realized and Unrealized Gain from Investments and
   Foreign Currency Related Items:
     Net realized gain from security transactions                             487,094       8,358,032
     Net realized loss from foreign currency related items                 (3,226,943)     (2,954,402)
     Net change in unrealized appreciation (depreciation)
       from investments and foreign currency related items                 35,316,842      60,967,896
                                                                         ------------    ------------
     Net realized and unrealized gain from investments and
       foreign currency related items                                      32,576,993      66,371,526
                                                                         ------------    ------------
     Net increase in net assets resulting from operations                $ 32,208,550    $ 66,013,828
                                                                         ============    ============


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------



                                                     Japan Growth Fund              Japan Small Company Fund
                                              -------------------------------    ------------------------------
                                                  For the                           For the
                                                Six Months                        Six Months
                                                   Ended             For the         Ended           For the
                                              April 30, 1999       Year Ended    April 30, 1999     Year Ended
                                                (Unaudited)    October 31, 1998    (Unaudited)   October 31, 1998
                                              -------------    ----------------  --------------  ----------------
From Operations:
  Net investment loss                          $    (368,443)   $    (264,779)   $    (357,698)   $    (353,141)
  Net realized gain (loss) from security and
    other related transactions                       487,094       (7,102,916)       8,358,032      (12,646,910)
  Net realized gain (loss) from foreign
    currency related items                        (3,226,943)       5,755,149       (2,954,402)       6,159,309
  Net change in unrealized appreciation
    (depreciation) from investments and
    foreign currency related items                35,316,842       (1,826,387)      60,967,896        3,170,952
                                               -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
    resulting from operations                     32,208,550       (3,438,933)      66,013,828       (3,669,790)
                                               -------------    -------------    -------------    -------------
From Distributions:
  Distributions from realized gains
    Common Shares                                          0                0                0         (510,478)
    Advisor Shares                                         0                0                0              (38)
  Return of Capital
    Common Shares                                          0                0                0         (316,158)
    Advisor Shares                                         0                0                0              (23)
                                               -------------    -------------    -------------    -------------
  Net decrease in net assets from
    distributions                                          0                0                0         (826,697)
                                               -------------    -------------    -------------    -------------
From Capital Share Transactions:
  Proceeds from sale of shares                   235,882,461      112,575,483      347,508,837      104,180,700
  Reinvested dividends                                     0                0                0          764,550
  Net asset value of shares redeemed            (203,796,594)     (93,568,000)    (242,487,013)    (104,779,714)
                                               -------------    -------------    -------------        ---------
  Net increase in net assets from
    capital share transactions                    32,085,867       19,007,483      105,021,824          165,536
                                               -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets           64,294,417       15,568,550      171,035,652       (4,330,951)
Net Assets:
  Beginning of period                             40,540,193       24,971,643       37,299,689       41,630,640
                                               -------------    -------------    -------------    -------------
  End of period                                $ 104,834,610    $  40,540,193    $ 208,335,341    $  37,299,689
                                               =============    =============    =============    =============


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              For the Six
                                                              Months Ended               For the Year Ended October 31,
                                                             April 30, 1999    ------------------------------------------------
PERIOD ENDED:                                                 (Unaudited)         1998                  1997           1996**
                                                              -----------      ----------            ----------      ----------
Per-share data
  Net asset value, beginning of period                        $      8.59      $     9.74            $     9.85      $    10.00
                                                              -----------      ----------            ----------      ----------
Investment activities:
  Net investment income (loss)                                       0.04           (0.07)(a)             (0.07)          (0.06)
  Net gains or losses on investments and foreign
      currency related items (both realized and unrealized)          4.84           (1.08)                 0.21           (0.09)
                                                              -----------      ----------            ----------      ----------
    Total from investment activities                                 4.88           (1.15)                 0.14           (0.15)
                                                              -----------      ----------            ----------      ----------
Distributions:
  From net investment income                                         0.00            0.00                 (0.20)           0.00
  From realized capital gains                                        0.00            0.00                 (0.05)           0.00
                                                              -----------      ----------            ----------      ----------
    Total distributions                                              0.00            0.00                 (0.25)           0.00
                                                              -----------      ----------            ----------      ----------
Net asset value, end of period                                $     13.47      $     8.59            $     9.74      $     9.85
                                                              ===========      ==========            ==========      ==========
    Total return                                                    56.81%+        (11.81)%                1.47           (1.50)%+

Ratios and supplemental data
Net assets, end of period (000s omitted)                      $   104,593      $   40,519            $   24,954      $   20,157
  Ratio of expenses to average net assets                            1.75%*@         1.75%@                1.75%@          1.76%*@
  Ratio of net loss to average net assets                           (1.13)%*         (.76)                (1.03)%         (1.03)%*
  Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                   .43%*           .53%                  .81%           1.79%*
Portfolio turnover rate                                            113.57%+         75.82%                93.84%          51.72%+

--------------------------------------------------------------------------------
** For the period December 29, 1995 (commencement of operations) through October 31, 1996.
(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .00%, .00% and .01%, for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and for the ten months ended October 31, 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.75%, 1.75%, 1.75% and 1.75%, for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and for the ten months ended October 31, 1996, respectively.
+   Non annualized.
*   Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Small Company Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------




                                     For the Six
                                     Months Ended                         For the Year Ended October 31,
                                    April 30, 1999   ----------------------------------------------------------------
                                     (Unaudited)          1998            1997          1996          1995      1994**
                                     -----------      -----------     -----------     ----------     ------     ------
PERIOD ENDED:
Per-share data
  Net asset value,
      beginning of period            $      5.57      $      6.37     $      8.47     $     9.09     $ 9.85     $10.00
                                     -----------      -----------     -----------     ----------     ------     ------
Investment activities:
  Net investment income (loss)              1.31            (0.01)          (1.22)         (0.23)      0.00       0.00
  Net gains or losses from
      investments  and foreign
      currency related items (both
      realized and unrealized)              3.18            (0.67)          (0.79)         (0.01)     (0.76)     (0.15)
                                     -----------      -----------     -----------     ----------     ------     ------
    Total from investment
        activities                          4.49            (0.68)          (2.01)         (0.24)     (0.76)     (0.15)
                                     -----------      -----------     -----------     ----------     ------     ------
Distributions:
  From net investment income                0.00             0.00            0.00          (0.38)      0.00       0.00
  From realized capital gains               0.00            (0.07)          (0.09)          0.00       0.00       0.00
  Return of capital                         0.00            (0.05)           0.00           0.00       0.00       0.00
                                     -----------      -----------     -----------     ----------     ------     ------
    Total distributions                     0.00            (0.12)          (0.09)         (0.38)      0.00       0.00
                                     -----------      -----------     -----------     ----------     ------     ------
Net asset value, end of period       $     10.06      $      5.57     $      6.37     $     8.47     $ 9.09     $ 9.85
                                     ===========      ===========     ===========     ==========     ======     ======
    Total return                           80.61%+         (10.61)%        (23.98)%        (2.79)%    (7.72)%    (1.50)%+

Ratios and supplemental data
Net assets, end of period
(000s omitted)                       $   208,288      $    37,299     $    41,627       $154,460   $178,568    $19,878
  Ratio of expenses to
      average net assets                    1.76%*@          1.75%@          1.76%@         1.76%@     1.41%      1.00%*
  Ratio of net income or loss
      to average net assets                 (.75)%*          (.84)%         (1.10)%        (1.22)%     (.15)%      .49%*
  Decrease reflected in above
      operating expense ratios
      due to waivers/
      reimbursements                         .47%*            .81%            .51%            .29%      1.35%      4.96%*
Portfolio turnover rate                   107.74%+         112.68%         100.60%          95.23%     82.98%       .00%

-------------------------------------------------------------------------------
** For the period September 30, 1994 (commencement of operations) through
   October 31, 1994.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01%, .00%, .01% and .01% for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.75%, 1.75%, 1.75% and 1.75% for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and 1996, respectively.
+  Non annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Japan Funds
Notes to Financial Statements
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

   The Warburg Pincus Japan Growth Fund and the Warburg Pincus Japan Small Company Fund are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, open-end management investment companies.

   Investment objectives for each fund are as follows: the Japan Growth Fund seeks long-term growth of capital and the Japan Small Company Fund seeks long-term capital appreciation.

   Both funds offer two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. Common and Advisor Class shares in each fund represent an equal pro rata interest in such fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for both funds bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by each fund at an annual rate of .25% of the average daily net asset value of each fund's outstanding Common Class. Advisor Class shares for each fund bear expenses paid pursuant to a distribution plan adopted by each fund at an annual rate not to exceed .75% of the average daily net asset value of each fund's Advisor Class. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

   The net asset value of each fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   The books and records of the funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

the results of operations for the current period. The funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   The funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually for both funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes, as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

   Costs incurred in connection with organization of shares have been deferred and are being amortized over a period of five years, from the date each fund commenced its operations.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund, along with other funds advised by Warburg Pincus Asset Management, Inc., the funds' investment adviser (Warburg) (collectively the Warburg Funds), transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense.

   For the six months ended April 30, 1999, the funds received credits or reimbursements under this arrangement as follows:


           Fund                                                       Amount
           ----                                                      --------
           Japan Growth                                               $1,409
           Japan Small Company                                         2,612


2. Investment Adviser, Co-Administrator and Distributor

   Warburg, which is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. On February 15, 1999, Warburg, Pincus & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse to acquire Warburg. Under the terms of the arrangement, no immediate changes are planned to Warburg investment portfolio managers and investment professionals. The Warburg Pincus funds' Board of Directors and shareholders have approved the "assignment" of each fund's current investment advisory agreement with Warburg. The transaction is expected to

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

be completed in mid-1999. For its investment advisory services, Warburg receives the following fees based on each fund's average daily net assets:

           Fund                                          Annual Rate
           ----                               ---------------------------------
           Japan Growth                       1.25% of average daily net assets
           Japan Small Company                1.25% of average daily net assets


   For the six months ended April 30, 1999, investment advisory fees, voluntary waivers and reimbursements were as follows:

                                      Gross                                 Net                Expense
           Fund                   Advisory Fee          Waiver         Advisory Fee         Reimbursements
           ----                  --------------     --------------    --------------        --------------
           Japan Growth           $  406,211         $  (119,284)      $  286,927              $    0
           Japan Small Company       596,902            (212,430)         384,472                   0


   Counsellors Funds Service, Inc. (CFSI), a wholly-owned subsidiary of Warburg, and PFPC, Inc. (PFPC), an indirect, wholly-owned subsidiary of PNC Bank Corp.
(PNC), serve as each fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets.

   For the six months ended April 30, 1999, administrative services fees earned by CFSI were as follows:

           Fund                                       Co-Administration Fee
           ----                                       ---------------------
           Japan Growth                                     $32,497
           Japan Small Company                               47,752


   For administrative services, PFPC currently receives a fee calculated at an annual rate of .12% on each fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million.

   For the six months ended April 30, 1999, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                 Net
           Fund                      Co-Administration      Fee Waiver    Co-Administration Fee
           ----                      -----------------      -----------   ---------------------
           Japan Growth                 $    43,024          $  (20,875)      $22,149
           Japan Small Company               60,131             (14,743)      $45,388

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

   Counsellors Securities Inc. (CSI), also a wholly-owned subsidiary of Warburg, serves as each fund's distributor. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of .25% of the average daily net assets of each fund's Common Class pursuant to a shareholder servicing and distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of .50% of the average daily net assets of each fund's Advisor Class pursuant to a distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act. CSI pays all of the Advisor Class fees to institutional and financial service firms that offer the Advisor Class. For the six months ended April 30, 1999, shareholder servicing and distribution fees paid to CSI were as follows:

                                               Shareholder Servicing/
           Fund                                   Distribution Fee
           ----                                ----------------------
           Japan Growth
             Common Class                             $ 81,182
             Advisor Class                                 120
                                                      --------
                                                      $ 81,302
                                                      ========
           Japan Small Company
             Common Class                             $119,375
             Advisor Class                                  10
                                                      ========
                                                      $119,385
                                                      ========

3. Line of Credit

   The funds, together with certain other Warburg funds, have established committed and uncommitted lines of credit facilities with PNC for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Under the terms of the committed line of credit, the Warburg funds with access to the facility pay a commitment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the uncommitted lines of credit, the Warburg funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of (a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any fund that does not invest at least sixty-five percent (65%) of its assets in international equity or

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

3. Line of Credit -- (cont'd)

fixed income securities (an International Fund) and twenty-five percent (25%) of the assets of any fund that is an International Fund or (b) the maximum amount permitted by such fund's investment policies and restrictions. At April 30, 1999 and during the six months ended April 30, 1999, the following funds had borrowings under the lines of credit agreement:


                                                   Average                  Maximum           Loan
                                  Average Daily    Interest                Daily Loan      Outstanding
           Fund                   Loan Balance     Rate %                 Outstanding      at 4/30/99
           ----                   -------------    ---------              -----------    ---------------
           Japan Growth            $  988,337        5.387%               $19,426,000          $0
           Japan Small Company      1,186,362        5.269%                59,536,000           0


4. Investments in Securities

   For the six months ended April 30, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:




           Fund                              Purchases         Sales
           ----                            -------------   ------------
           Japan Growth                    $115,726,398    $ 78,016,881
           Japan Small Company              209,801,243     106,878,415

   At April 30, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                       Net Unrealized
                                          Unrealized     Unrealized     Appreciation
           Fund                          Appreciation   Depreciation   (Depreciation)
           ----                         --------------  ------------  ---------------
           Japan Growth                  $33,648,892    $  (693,168)      $32,955,724
           Japan Small Company            57,611,501     (2,298,493)       55,313,008

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5. Forward Foreign Currency Contracts

   Each fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contracts. Each fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

   At April 30, 1999, the Japan Growth Fund and the Japan Small Company Fund had the following open forward foreign currency contracts:


                                                       Japan Growth Fund
          ----------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                                                                                                      Foreign
                                          Expiration      Foreign Currency       Contract                             Exchange
          Forward Currency Contract          Date            To Be Sold           Amount         Contract Value      Gain/(Loss)
          -----------------------         ----------     -----------------     -------------     ---------------   -------------
          Japanese Yen                     08/31/99         580,100,000        $  4,895,359       $  4,943,193        $ (47,834)
          Japanese Yen                     08/31/99         185,000,000           1,563,821          1,576,436          (12,615)
          Japanese Yen                     08/31/99       1,166,000,000           9,863,593          9,935,809          (72,216)
          Japanese Yen                     08/31/99         288,000,000           2,456,499          2,454,128            2,371
          Japanese Yen                     08/31/99         312,000,000           2,600,217          2,658,638          (58,421)
          Japanese Yen                     08/31/99         393,000,000           3,301,966          3,348,862          (46,896)
          Japanese Yen                     08/31/99         158,000,000           1,331,311          1,346,362          (15,051)
          Japanese Yen                     08/31/99         548,500,000           4,705,327          4,673,921           31,406
          Japanese Yen                     08/31/99         929,500,000           8,072,781          7,920,527          152,254
          Japanese Yen                     08/31/99         525,000,000           4,531,526          4,473,671           57,855
          Japanese Yen                     08/31/99         446,500,000           3,889,085          3,804,750           84,335
          Japanese Yen                     08/31/99         363,000,000           3,153,094          3,093,224           59,870
          Japanese Yen                     08/31/99         442,000,000           3,820,720          3,766,405           54,315
          Japanese Yen                     08/31/99         885,000,000           7,595,263          7,541,330           53,933
          Japanese Yen                     08/31/99         487,000,000           4,153,518          4,149,862            3,656
          Japanese Yen                     08/31/99         197,000,000           1,648,950          1,678,692          (29,742)
          Japanese Yen                     08/31/99         388,500,000           3,277,154          3,310,516          (33,362)
          Japanese Yen                     08/31/99         309,500,000           2,602,065          2,637,335          (35,270)
          Japanese Yen                     08/31/99         770,500,000           6,509,251          6,565,644          (56,393)
          Japanese Yen                     08/31/99       1,052,000,000           8,866,414          8,964,384          (97,970)
          Japanese Yen                     08/31/99         239,000,000           2,023,709          2,036,585          (12,876)
          Japanese Yen                     08/31/99         496,000,000           4,256,049          4,226,553           29,496
          Japanese Yen                     08/31/99         411,000,000           3,503,597          3,502,245            1,352
          Japanese Yen                     08/31/99         353,500,000           2,985,642          3,012,272          (26,630)
          Japanese Yen                     08/31/99         412,000,000           3,515,358          3,510,766            4,592
                                                                               ------------       ------------       ----------
                                                                               $105,122,269       $105,132,110       $   (9,841)
                                                                               ============       ============       ===========

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5. Forward Foreign Currency Contracts (cont'd)

                                                     Japan Small Company Fund
          ----------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                                                                                                      Foreign
                                          Expiration      Foreign Currency       Contract                             Exchange
          Forward Currency Contract          Date            To Be Sold           Amount         Contract Value      Gain/(Loss)
          -----------------------         ----------     -----------------     -------------     ---------------   -------------
          Japanese Yen                     08/31/99       1,032,400,000         $ 8,733,425      $  8,797,367       $  (63,942)
          Japanese Yen                     08/31/99         487,500,000           4,158,137         4,154,123            4,014
          Japanese Yen                     08/31/99         737,000,000           6,357,833         6,280,181           77,652
          Japanese Yen                     08/31/99         528,000,000           4,400,367         4,499,234          (98,867)
          Japanese Yen                     08/31/99         650,000,000           5,527,211         5,538,830          (11,619)
          Japanese Yen                     08/31/99         934,500,000           8,007,026         7,963,134           43,892
          Japanese Yen                     08/31/99         679,000,000           5,824,826         5,785,947           38,879
          Japanese Yen                     08/31/99         379,500,000           3,291,414         3,233,825           57,589
          Japanese Yen                     08/31/99         415,500,000           3,586,380         3,540,591           45,789
          Japanese Yen                     08/31/99       1,200,000,000          10,388,711        10,225,533          163,178
          Japanese Yen                     08/31/99         679,500,000           5,918,551         5,790,208          128,343
          Japanese Yen                     08/31/99         353,000,000           3,053,699         3,008,011           45,688
          Japanese Yen                     08/31/99       1,072,000,000           9,311,618         9,134,809          176,809
          Japanese Yen                     08/31/99         483,000,000           4,175,131         4,115,777           59,354
          Japanese Yen                     08/31/99       1,792,000,000          15,207,060        15,270,129          (63,069)
          Japanese Yen                     08/31/99       1,052,000,000           9,028,493         8,964,384           64,109
          Japanese Yen                     08/31/99         935,000,000           7,974,414         7,967,394            7,020
          Japanese Yen                     08/31/99         530,000,000           4,436,260         4,516,276          (80,016)
          Japanese Yen                     08/31/99       1,139,000,000           9,607,922         9,705,734          (97,812)
          Japanese Yen                     08/31/99       1,422,000,000          11,955,206        12,117,256         (162,050)
          Japanese Yen                     08/31/99       1,638,000,000          13,837,966        13,957,852         (119,886)
          Japanese Yen                     08/31/99       2,157,000,000          18,179,519        18,380,395         (200,876)
          Japanese Yen                     08/31/99         714,000,000           6,045,724         6,084,192          (38,468)
          Japanese Yen                     08/31/99         848,000,000           7,276,471         7,226,043           50,428
          Japanese Yen                     08/31/99       1,975,000,000          16,851,536        16,829,522           22,014
                                                                               ------------      ------------       -----------
                                                                               $203,134,900      $203,086,747       $   48,153
                                                                               ============      ============       ==========

6. Capital Share Transactions

   Both funds are authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares of each fund are classified as the Advisor Class.

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Capital Share Transactions (cont'd)

   Transactions in classes of each fund were as follows:

                                                                      JAPAN GROWTH FUND
                                                           Common Class              Advisor Class
                                                 -----------------------------  ------------------------
                                                    For the                        For the
                                                   Six Months         For the     Six Months     For the
                                                     Ended          Year Ended       Ended     Year Ended
                                                 April 30, 1999    October 31,  April 30, 1999 October 31,
                                                  (Unaudited)         1998         (Unaudited)     1998
                                                  ------------    ------------- -------------- -----------

Shares sold                                         21,906,444       11,622,806       20,148       2,099
Shares issued to shareholders on reinvestment
  of dividends                                               0                0            0           0
Shares redeemed                                    (18,857,732)      (9,470,866)      (4,673)     (1,363)
                                                 -------------    -------------    ---------    --------
Net increase in shares outstanding                   3,048,712        2,151,940       15,475         736
                                                 =============    =============    =========    ========
Proceeds from sale of shares                     $ 235,632,071    $ 112,554,751    $ 250,390    $ 20,732
Reinvested dividends                                         0                0            0           0
Net asset value of shares redeemed                (203,748,896)     (93,554,214)     (47,698)    (13,786)
                                                 -------------    -------------    ---------    --------
Net increase from capital share transactions     $  31,883,175    $  19,000,537     $202,692    $  6,946
                                                 =============    =============    =========    ========


                                                                   JAPAN SMALL COMPANY FUND
                                                           Common Class              Advisor Class
                                                 -----------------------------  ------------------------
                                                    For the                        For the
                                                   Six Months         For the     Six Months     For the
                                                     Ended          Year Ended       Ended     Year Ended
                                                 April 30, 1999    October 31,  April 30, 1999 October 31,
                                                  (Unaudited)         1998         (Unaudited)     1998
                                                  ------------    ------------- -------------- -----------
Shares sold                                         43,496,003       17,082,160        4,613           8
Shares issued to shareholders on reinvestment
  of dividends                                               0          136,273            0          11
Shares redeemed                                    (29,497,590)   (  17,056,009)         (17)       (395)
                                                 -------------    -------------    ---------    --------
Net increase (decrease) in shares outstanding       13,998,413          162,424        4,596        (376)
                                                 =============    =============    =========    ========
Proceeds from sale of shares                     $ 347,464,878    $ 104,180,652    $  43,959    $     48
Reinvested dividends                                         0          764,489            0          61
Net asset value of shares redeemed                (242,486,895)    (104,777,285)        (118)     (2,429)
                                                 -------------    -------------    ---------    --------
Net increase (decrease) from capital share
  transactions                                   $ 104,977,983    $     167,856    $  43,841    $ (2,320)
                                                 =============    =============    =========    ========


7. Liabilities


   At April 30, 1999, each fund had the following affiliated and investment related liabilities:
                                                                Japan Small
                                                  Japan Growth    Company
                                                       Fund         Fund
                                                  ------------ --------------
Payable for securities purchased (at value)        $5,164,620  $17,694,377
Administration services fee payable                     8,961       18,459
Investment advisory fee payable                        84,446      156,244
Payable for fund shares redeemed                            0       47,913
Forward contract payable                              615,141      936,151

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

8. Net Assets

   At April 30, 1999, capital contributions, undistributed net investment income, accumulated net realized gain (loss) from security transactions and current period distribution have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency. The Japan Growth Fund and the Japan Small Company Fund reclassified $134,693 and $230,398, respectively, from accumulated net realized loss on foreign currency related items to undistributed net investment income. The Japan Growth Fund and the Japan Small Company Fund reclassified $503,136 and $588,096, respectively, from accumulated net investment loss to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by this reclassification.

Net assets at April 30, 1999, consisted of the following:

                                                                                                     Japan Small
                                                                                    Japan Growth      Company
                                                                                        Fund            Fund
                                                                                   -------------    ------------

Capital contributed, net                                                           $  77,379,144    $178,188,847
Accumulated net realized loss from security transactions                              (5,516,026)    (25,246,593)
Net unrealized appreciation (depreciation) from investments and foreign currency
   related items                                                                      32,971,492      55,393,087
                                                                                   -------------    ------------
Net assets                                                                         $ 104,834,610    $208,335,341
                                                                                   =============    ============

9. Capital Loss Carryover

 At April 30, 1999, capital loss carryovers available to offset possible future capital gains of each fund were as follows:


                                 Capital Loss Carryover          Capital Loss Carryover     Total Capital Loss
           Fund                      Expiring in 2005               Expiring in 2006          Carryforward
           ---                   ----------------------          ----------------------     ------------------
           Japan Growth                 $   623,934                   $ 6,800,283             $ 7,424,217
           Japan Small Company           24,405,400                    11,601,282              36,006,682

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights

   Each fund currently offers one other class of shares, the Advisor Class, representing equal pro rata interests in each fund. The financial highlights for an Advisor Class share of each fund are as follows:

                                                                                 Japan Growth Fund
                                                               ------------------------------------------------------
                                                                                     Advisor Class
                                                               ------------------------------------------------------
                                                                 For the Six
                                                                Months Ended        For the Year Ended October 31,
                                                               April 30, 1999  --------------------------------------
                                                                 (Unaudited)    1998         1997              1996**
                                                                   -------     ------       ------             ------

PERIOD ENDED:
Per-share data
Net asset value, beginning of period                              $  8.71      $ 9.89       $ 9.83             $10.00
                                                                  -------      ------       ------             ------
Investment activities:
  Net investment income or loss                                      0.10       (0.11)(a)     0.05              (0.09)
  Net gains or losses on investments and foreign
      currency related items (both realized and unrealized)          4.65       (1.07)        0.01              (0.08)
                                                                  -------      ------       ------             ------
    Total from investment activities                                 4.75       (1.18)        0.06              (0.17)
                                                                  -------      ------       ------             ------
Net asset value, end of period:                                   $ 13.46      $ 8.71       $ 9.89             $ 9.83
                                                                  =======      ======       ======             ======

    Total return                                                    54.54%+    (11.93)%       0.61%             (1.70)%+

Ratios/supplemental data:
 Net assets, end of period (000s omitted)                         $   242      $   22       $   17             $    1
  Ratio of expenses to average net assets                            2.01%*@     2.00%@       2.00%@             2.00%*@
  Ratio of net loss to average net assets                           (1.74)%*    (1.11)%      (1.42)             (1.08)%*
  Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                   .45%*       .58%        7.25%              3.43%*
Portfolio turnover rate                                            113.57%+     75.82%       93.84%             51.72%+





--------------------------------------------------------------------------------
** For the period December 29, 1995 (commencement of operations) through October 31, 1996.
(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01%, .00%, .00% and .00%, for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and for the ten months ended October 31, 1996, respectively. The operating expense ratios after reflecting these arrangements were 2.00%, 2.00%, 2.00% and 2.00%, for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and for the ten months ended October 31, 1996, respectively.
+   Non annualized.
*   Annualized.

Warburg Pincus Japan Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights -- (cont'd)


                                                            Japan Small Company Fund
                                           ------------------------------------------------------
                                                                 Advisor Class
                                           ------------------------------------------------------
                                             For the Six
                                            Months Ended                     For the Year Ended October 31,
                                           April 30, 1999      --------------------------------------------------------
                                            (Unaudited)          1998          1997       1996        1995       1994**
                                            -----------        -------       -------     ------      ------      ------
PERIOD ENDED:
Per-share data

Net asset value, beginning of period       $  5.57             $  6.37       $  8.45     $ 9.08      $ 9.85      $10.00
                                           -------             -------       -------     ------      ------      ------
Investment activities:
  Net investment income or loss               1.24               (0.62)         0.35      (0.13)      (0.02)       0.00
  Net gains or losses on investments
      and foreign currency related items
      (both realized and unrealized)          3.30               (0.06)        (2.43)     (0.14)      (0.75)      (0.15)
                                           -------             -------       -------     ------      ------      ------
    Total from investment activities          4.54               (0.68)        (2.08)     (0.27)      (0.77)      (0.15)
                                           -------             -------       -------     ------      ------      ------
Distributions:
  From net investment income                  0.00                0.00          0.00      (0.36)       0.00        0.00
  From realized capital gains                 0.00               (0.07)         0.00       0.00        0.00        0.00
Return of capital                             0.00               (0.05)         0.00       0.00        0.00        0.00
                                           -------             -------       -------     ------      ------      ------
                                              0.00               (0.12)         0.00      (0.36)       0.00        0.00
                                           -------             -------       -------     ------      ------      ------
Net asset value, end of period:            $ 10.11             $  5.57       $  6.37     $ 8.45      $ 9.08      $ 9.85
                                           =======             =======       =======     ======      ======      ======

    Total return                             81.51%+            (10.63)%      (24.62)%    (3.17)%    (7.82)%     (1.50)%+

Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                            $    48             $     1       $     3     $    1      $    1      $    1
  Ratio of expenses to average
      net assets                              1.95%*@              2.01%@       2.00%@     2.01%@      1.31%       1.18%*
  Ratio of net investment income
      or (loss) to average net assets        (1.58)%*            (1.18)%       (1.10)%    (1.57)%      (.19)%       .12%*
  Decrease reflected in above
      operating expense ratios
      due to waivers/
      reimbursements                           .52%*             22.81%         6.69%       .28%       1.83%       4.74%*
Portfolio turnover rate                     107.74%+            112.68%       100.60%     95.23%      82.98%        .00%


--------------------------------------------------------------------------------
** For the period September 30, 1994 (commencement of operations) through
   October 31, 1994.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01%, .01%, .00% and .01% for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and 1996, respectively. Theoperating expense ratios after reflecting these arrangements were 1.94%, 2.00%, 2.00% and 2.00% for the six months ended April 30, 1999 and for the years ended October 31, 1998, 1997 and 1996, respectively.
+  Non annualized.
*  Annualized.

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